UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spartan Capital Management, LLC
Address: 501 West Street Road
         West Chester, PA  19382

13F File Number:  028-13795

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan L. Bartels
Title:     President
Phone:     610-399-8201

Signature, Place, and Date of Signing:

  /s/ Susan L. Bartels     West Chester, PA     April 26, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $148,302 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     6421   130905 SH       SOLE                   130905        0        0
AIRGAS INC                     COM              009363102     4575    68885 SH       SOLE                    68885        0        0
ATRION CORP                    COM              049904105     4679    26820 SH       SOLE                    26820        0        0
BANCO SANTANDER SA             ADR              05964H105     3689   315000 SH       SOLE                   315000        0        0
BANK OF AMERICA CORPORATION    COM              060505104     5900   442645 SH       SOLE                   442645        0        0
BLACKROCK INC                  COM              09247X101     4970    24725 SH       SOLE                    24725        0        0
BRITISH AMERN TOB PLC          SPONSORED ADR    110448107     5206    64280 SH       SOLE                    64280        0        0
CANADIAN NAT RES LTD           COM              136385101    13138   265790 SH       SOLE                   265790        0        0
CAREFUSION CORP                COM              14170T101     4841   171655 SH       SOLE                   171655        0        0
CENOVUS ENERGY INC             COM              15135U109     5830   148035 SH       SOLE                   148035        0        0
CITIGROUP INC                  COM              172967101     5245  1186575 SH       SOLE                  1186575        0        0
CLEARWATER PAPER CORP          COM              18538R103     3961    48655 SH       SOLE                    48655        0        0
COCA COLA ENTERPRISES INC NE   COM              19122T109     4909   179825 SH       SOLE                   179825        0        0
CORNING INC                    COM              219350105     4751   230280 SH       SOLE                   230280        0        0
GILEAD SCIENCES INC            COM              375558103     6320   148810 SH       SOLE                   148810        0        0
MICROSOFT CORP                 COM              594918104     5906   232605 SH       SOLE                   232605        0        0
MOSAIC CO                      COM              61945A107     4890    62090 SH       SOLE                    62090        0        0
NII HLDGS INC                  CL B NEW         62913F201     4015    96345 SH       SOLE                    96345        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105     6671    63840 SH       SOLE                    63840        0        0
REYNOLDS AMERICAN INC          COM              761713106     4829   135910 SH       SOLE                   135910        0        0
SANDISK CORP                   COM              80004C101     3672    79660 SH       SOLE                    79660        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    13226    94565 SH       SOLE                    94565        0        0
SUN BANCORP INC                COM              86663b102       52    15000 SH       SOLE                    15000        0        0
SUNCOR ENERGY INC NEW          COM              867224107     3633    81020 SH       SOLE                    81020        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     5889   117380 SH       SOLE                   117380        0        0
VISA INC                       COM CL A         92826C839     5496    74660 SH       SOLE                    74660        0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209     5588   194380 SH       SOLE                   194380        0        0